Basis of Preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Basis of Preparation [Abstract]
Term warrants	5 years
Estimated economic useful	5 years
Leases amount	$ 5
Carrying amount	634,570	$ 575,899
Gross incurred but not reported claims	325,979	268,953
Investment properties amounted	15,119	16,308
Investment in associates amounted	6,049	5,693
Credit losses on insurance receivables	17,510	14,356
Estimated pipeline premiums	$ 1,500	$ 1,379